Marketable Securities - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($) Y Investment	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2012 Moody's, Aaa Rating [Member] USD ($)
Financing Receivable, Recorded Investment [Line Items]
U.S. Treasury Bills	$ 57	$ 238	$ 413		$ 150
Investment positions in floating-rate notes	2
Duration of the floating rate note portfolio	0.05
Aggregate amortized cost basis of securities	57	89
Senior unsecured bonds issued			5
Original investment of senior unsecured bonds				15
Cash proceeds from sale of senior unsecured bonds		$ 5